Hedging Activities (Schedule Of Derivative Instruments In Statement Of Financial Position) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
Short-term derivative instruments	$ 343	$ 664	$ 1,601
Short-term derivative instruments - liabilities	$ 9,689	$ 10,442